Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	1.10%	(12.37%)	183.28%
Reversal of deferred withholding tax liabilities	285.84%
Tax-exempt income	(0.00%)	3.28%	2.71%
Non-deductible items - bad debts		(3.08%)	(57.91%)
Other non-deductible expenses	(44.79%)	(1.65%)	(17.47%)
Changes in unrecognized tax benefits		1.10%	6.84%
Adjustment for prior year payable	0.00%	0.04%	0.00%
Change in deferred tax assets and valuation allowance	13.43%	6.87%	(130.14%)
Other	6.33%	(2.12%)	4.17%
Effective rate	285.76%	15.92%	15.33%